INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of carry amounts of intangible assets subject to amortization

	December 31, 2019				December 31, 2020
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Non-compete agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	2,915	(660)	—	2,255	3,108	(1,316)	—	1,792
- Branding	6,786	(735)	—	6,051	7,240	(1,508)	—	5,732
- In-progress orders	190	(190)	—	—	203	(203)	—	—
- Members	20	(20)	—	—	20	(20)	—	—
- Internal use software	—	—	—	—	1,821	(139)	—	1,682
	$11,262	$(1,724)	$(1,022)	$8,516	$13,743	$(3,305)	$(1,022)	$9,416